As filed with the Securities and Exchange Commission on March 29, 2022

1933 Act File No. 333-16157

1940 Act File No. 811-07925

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.
Post-Effective Amendment No. 49
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 50

WESMARK FUNDS

(Exact name of Registrant as Specified in Charter)

One Bank Plaza

Wheeling, West Virginia 26003

(Address of Principal Executive Offices)

(304) 234-9419

(Registrant’s Telephone Number)

Todd P. Zerega, Secretary

Perkins Coie LLP

700 13th Street, N.W.

Washington, D.C. 20005-3690

(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

[ ]	immediately upon filing pursuant to paragraph (b)
[ ]_	on pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a) (1)
[X]	on April 1, 2022 pursuant to paragraph (a) (1)
[ ]	75 days after filing pursuant to paragraph (a) (2)
[ ]	on pursuant to paragraph (a) (2) of Rule 485.

If appropriate, check the following box:

[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The sole purpose of this filing is to delay the effectiveness of the Trust’s Post-Effective Amendment No. 48 to its Registration Statement until April 1, 2022. Parts A, B and C of Registrant’s Post-Effective Amendment No. 48 under the Securities Act of 1933 and Amendment No. 49 under the Investment Company Act of 1940, filed on January 28, 2022, are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant and has duly caused this registration statement to be signed on its behalf by the undersigned in the City of Pittsburgh and Commonwealth of Pennsylvania on the 29th day of March, 2022.

WESMARK FUNDS

BY:	/s/ Todd P. Zerega
Todd P. Zerega
Secretary

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date

/s/ Lawrence E. Bandi	Trustee	March 29, 2022
Lawrence E. Bandi*
/s/ J. Christopher Gardill	Chairman and Trustee	March 29, 2022
J. Christopher Gardill*

/s/ Jordan A. Miller, Jr.	Trustee	March 29, 2022
Jordan A. Miller, Jr. *
/s/ Gary J. Madich	Trustee	March 29, 2022
Gary J. Madich*

/s/ Scott Love	Chief Executive Officer and President	March 29, 2022
Scott Love

/s/ Steven Kellas	Chief Financial Officer and Treasurer	March 29, 2022
Steven Kellas

*	Signature affixed pursuant to a Power of Attorney dated May 18, 2021 previously filed.